Income Taxes - Summary of Income Tax Recovery in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax recovery from continuing operations	$ (237)	$ (19,637)	$ (14,302)
Total income tax recovery	(196)	(20,019)	(14,752)
Income Tax Recovery
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Current income taxes	(348)	(5,822)	(2,691)
Deferred income taxes	111	(13,815)	(11,611)
Income tax recovery from continuing operations	(237)	(19,637)	(14,302)
Income taxes from discontinued operations (note 5)	41	(382)	(450)
Total income tax recovery	$ (196)	$ (20,019)	$ (14,752)